[ABN AMRO FUNDS LOGO]

                     SUPPLEMENT DATED DECEMBER 23, 2003 TO:
                        PROSPECTUSES DATED MARCH 1, 2003
 Domestic & International Funds - Class N Shares; Institutional Funds - Class I
                                    Shares;
                     ABN AMRO Growth Fund - Class C Shares
                        PROSPECTUSES DATED JUNE 30, 2003
 ABN AMRO High Yield Bond and Investment Grade Bond Funds - Class N Shares; ABN
                                AMRO High Yield
  Bond Fund - Class I Shares; ABN AMRO Global Emerging Markets Fund - Class I
                                     Shares

--------------------------------------------------------------------------------

ABN AMRO Funds are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt ABN AMRO Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, effective March 1, 2004, a 2% redemption fee will be charged on the sale or exchange of the following ABN AMRO
Funds:

FUND                                                            REDEMPTION FEE
ABN AMRO Growth                                                 2% within 5 business days
ABN AMRO/Montag & Caldwell Growth                               2% within 5 business days
ABN AMRO/TAMRO Large Cap Value                                  2% within 5 business days
ABN AMRO Value                                                  2% within 5 business days
ABN AMRO/Veredus Select Growth                                  2% within 5 business days
ABN AMRO Mid Cap                                                2% within 5 business days
ABN AMRO/TAMRO Small Cap                                        2% within 5 business days
ABN AMRO/Veredus Aggressive Growth                              2% within 5 business days
ABN AMRO International Equity (1)                               2% within 90 calendar days
ABN AMRO Global Emerging Markets (1)                            2% within 90 calendar days
ABN AMRO Equity Plus                                            2% within 5 business days
ABN AMRO Select Small Cap                                       2% within 5 business days
ABN AMRO Real Estate (1)                                        2% within 90 calendar days
ABN AMRO/Veredus SciTech (1)                                    2% within 90 calendar days
ABN AMRO Balanced                                               2% within 5 business days
ABN AMRO/Montag & Caldwell Balanced                             2% within 5 business days
ABN AMRO Bond                                                   2% within 5 business days
ABN AMRO Municipal Bond                                         2% within 90 calendar days
ABN AMRO Investment Grade Bond                                  2% within 5 business days
ABN AMRO High Yield Bond                                        2% within 90 calendar days
ABN AMRO Investor Money Market                                             None

(1) Currently in effect.
--------------------------------------------------------------------------------

SUPPLEMENT DATED DECEMBER 23, 2003 TO DOMESTIC - CLASS N SHARES PROSPECTUS DATED
                                 MARCH 1, 2003

On December 22, 2003, shareholders of ABN AMRO MID CAP FUND approved, and ABN AMRO Asset Management, Inc. ("AAAM, Inc.) entered into, a sub-advisory agreement with Optimum Investment Advisors LP ("Optimum"). Optimum will receive a fee from AAAM, Inc. for services provided and expenses incurred pursuant to the sub-advisory agreement. ABN AMRO MID CAP FUND'S advisory fee under its investment advisory agreement with AAAM, Inc. has been amended. The Fund shall pay to AAAM, Inc. a monthly fee of one-twelfth of 0.80% for the first $100 million, 0.75% of the next $300 million and 0.70% over $400 million of the Fund's average daily net assets for that month.

  THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

        For more information, please call ABN AMRO Funds:  800 992-8151 or visit our Web site at www.abnamrofunds.com
                                                               skr redmid 122303